Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Invesco Advantage International Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	5.50%	3.93%	(11.45%)	6.49%	11.77%	20.71%	(13.14%)	18.99%	6.45%
Invesco EQV Asia Pacific Equity Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	9.58%	0.86%	(10.83%)	(6.06%)	25.72%	18.99%	(11.42%)	29.06%	7.48%	(7.28%)
Invesco EQV European Equity Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	(0.75%)	19.66%	(21.70%)	14.15%	(0.08%)	24.50%	(18.84%)	26.90%	(2.75%)	4.57%
Invesco EQV International Equity Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	0.31%	17.53%	(18.53%)	5.52%	13.36%	27.95%	(15.34%)	22.63%	(0.88%)	(2.60%)
Invesco Global Focus Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	20.76%	36.99%	(37.89%)	3.52%	56.23%	31.60%	(9.94%)	25.08%	(0.82%)	(0.65%)
Invesco Global Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	16.27%	34.03%	(32.14%)	15.36%	27.61%	31.56%	(13.55%)	36.23%	0.16%	3.89%
Invesco Global Opportunities Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	(7.47%)	17.35%	(41.63%)	0.12%	39.58%	27.78%	(18.09%)	52.52%	10.70%	13.93%
Invesco International Small-Mid Company Fund - Class R6
Prospectus [Line Items]
Annual Return [Percent]	(6.45%)	12.29%	(31.19%)	13.86%	24.78%	24.78%	(9.46%)	37.93%	(0.49%)	14.91%
Invesco MSCI World SRI Index Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	13.60%	27.59%	(22.16%)	26.49%	12.60%	16.13%	(14.33%)	23.73%
Invesco Oppenheimer International Growth Fund - Class C
Prospectus [Line Items]
Annual Return [Percent]	(1.74%)	20.75%	(27.31%)	10.57%	21.91%	28.60%	(19.55%)	26.61%	(2.30%)	3.16%